CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (61,290,390)	$ (6,054,266)	$ (3,802,271)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	677,275	672,368	568,038
Amortization expense	298,431	830,481	481,763
Right of use assets			(53,634)
Bad debt expense and credit loss	17,897,334	227,837	92,032
Write-off of advance to suppliers			108,395
Deferred tax expenses	322,897		406,064
Gain on accounts receivable factoring, net of discount		(1,602,500)
Impairment on intangible assets and long-term investment	35,346,769	2,771,019
Change in unrecognized tax benefits	(823,340)	(1,428,458)	(918,038)
Stock compensation expense	2,014,133	2,674,807	1,351,082
Interest expense of convertible notes	658,913	1,324,510	210,173
Interest expense of financing lease			44,458
Interest expense of accounts receivable factoring	359,051	1,151,453
Changes in operating assets and liabilities:
Accounts receivable	8,165,567	(12,059,620)	5,804,654
Other receivables and prepayments	349,612	(260,755)	1,345,520
Notes receivable	(6,676)	(53,853)	201,187
Inventories	2,870,541	(2,606,504)	2,021,789
Advance to suppliers	1,401,001	5,493,624	(8,297,301)
Accounts payable	(7,451,608)	8,803,924	(8,662,576)
Notes payable	(666,355)	762,986	(159,823)
Accrued expenses and other current liabilities	(1,918,915)	752,241	2,428,410
Accrued payroll and welfare	130,063	219,178	211,632
Advance from customers	(923,844)	(3,662,097)	3,162,961
Income tax payable			(77,214)
Long-term prepaid expenses	707,470
Lease liability - Operating lease	(23,841)	(28,595)	53,635
Net cash used in operating activities	(1,905,912)	(2,072,220)	(3,479,064)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(656,178)	(507,663)	(114,319)
Purchase of CIP	(930,814)	(12,666)	(47,942)
Purchases of intangible assets	(707,470)	(1,588,107)	(1,983,812)
Investment into CG Malta			(25,000,000)
Net cash used in investing activities	(2,294,462)	(2,108,436)	(27,146,073)
Cash Flows from Financing activities:
Net proceeds released from (placed into) short-term investment	852,542	1,523,953	(2,228,301)
Proceeds from short-term bank borrowings	21,486,396	31,113,044	31,203,129
Repayments of short-term bank borrowings	(19,350,091)	(34,501,465)	(28,144,978)
Net (repayment) receiving for due to related parties	(920,690)	1,173,516	(280,313)
Repayment of other borrowing		(279,004)	(483,458)
Proceeds from stock issuances			24,758,458
Proceeds from convertible notes issuances			14,071,908
Proceeds from stock warrants exercise			1,345,056
Net cash provided by (used in) financing activities	2,068,157	(969,956)	40,241,501
Effect of exchange rate changes on cash	(439,515)	(835,453)	227,305
Net (decrease) increase in cash, cash equivalents and restricted cash	(2,571,732)	(5,986,065)	9,843,669
Cash and cash equivalents and restricted cash at the beginning of period	7,617,139	13,603,204	3,759,535
Cash, cash equivalents and restricted cash at the end of period	5,045,406	7,617,139	13,603,204
Supplemental disclosures of cash flows information:
Cash paid for income taxes	38,695	87,473	37,041
Cash paid for interest expenses	774,929	976,091	338,575
Non-cash transactions
Offset between due from related parties and due to related parties balances	545,844	623,363	$ 604,719
Intangible assets obtained in exchange for settlement of long-term deposit	$ 707,470	$ 749,252